Condensed financial information of the parent company (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent [Member] - Parent Company [Member] - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share, shares authorized	380,000,000	380,000,000
Ordinary share, shares issued	111,771,000	111,771,000
Ordinary share, shares outstanding	111,771,000	111,771,000
Class A ordinary share
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share, shares authorized	333,374,217	333,374,217
Ordinary share, shares issued	89,009,554	89,009,554
Ordinary share, shares outstanding	89,009,554	89,009,554
Class B ordinary share
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share, shares authorized	46,625,783	46,625,783
Ordinary share, shares issued	46,625,783	46,625,783
Ordinary share, shares outstanding	46,625,783	46,625,783